Exhibit 99.3

Monthly Noteholder’s Statement
Synchrony Credit Card Master Note Trust
Series 2012-3

Class A LIBOR + 0.4500% Notes
Class B LIBOR + 1.0000% Notes
Class C LIBOR + 1.9000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2012-3 Indenture Supplement (the “Indenture Supplement”), dated as of April 18, 2012, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2012-3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of November 15, 2016, and with respect to the performance of the Trust during the Monthly Period ended October 21, 2016 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	10/31/2016
Monthly Period Beginning:	09/22/2016
Monthly Period Ending:	10/21/2016
Previous Payment Date:	10/17/2016
Payment Date:	11/15/2016
Interest Period Beginning:	10/17/2016
Interest Period Ending:	11/14/2016
Days in Monthly Period:	30
Days in Interest Period:	29
LIBOR Determination Date	10/13/2016
LIBOR Rate	0.53456%
Is there a Reset Date?	Yes
Reset Date #1:	09/22/2016

I. Trust Receivables Information

a.	Number of Accounts Beginning	17,778,626
b.	Number of Accounts Ending	17,508,785
c.	Average Account Balance (q / b)	733.92

d.	BOP Principal Receivables	13,039,854,952.13
e.	BOP Finance Charge Receivables	476,189,544.89
f.	BOP Total Receivables	13,516,044,497.02

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,626,522,930.02
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	270,710,056.40
k.	Increase in Total Receivables	1,897,232,986.42

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,816,261,289.28
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	276,544,294.73
p.	Decrease in Total Receivables	2,092,805,584.01

q.	EOP Aggregate Principal Receivables	12,850,116,592.87
r.	EOP Finance Charge Receivables	470,355,306.56
s.	EOP Total Receivables	13,320,471,899.43

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	12,047,665,205.09
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	706,756,412.61
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	802,451,387.78

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	11,037,813,289.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	50,000,000.00
	iv.	As of Payment Date	10,987,813,289.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,009,851,916.09
	ii.	Change to Excess Collateral Amount in connection with the Supplemental	0.00
		Indenture
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	0.00
	iv.	Reductions in Required Excess Collateral Amount	8,479,532.17
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,001,372,383.92

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	11,088,761,095.09
	ii.	Beginning of Interest Period	12,047,665,205.09
	iii.	As of Payment Date	11,989,185,672.92

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	26.0394%
	ii.	Prior Monthly Period	26.2426%
	iii.	Two Months Prior Monthly Period	26.2781%
	iv.	Three-Month Average	26.1867%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	13.4685%
	ii.	Prior Monthly Period	14.4576%
	iii.	Two Months Prior Monthly Period	13.7966%
	iv.	Three-Month Average	13.9075%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.3509%
	ii.	Prior Monthly Period	5.8059%
	iii.	Two Months Prior Monthly Period	5.6703%
	iv.	Three Months Prior Monthly Period	5.5414%
	v.	Three-Month Average	5.6091%
	vi.	Four-Month Average	5.5922%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	5.5208%
	ii.	Prior Monthly Period	5.9636%
	iii.	Two Months Prior Monthly Period	5.8350%

iv.	Three Months Prior Monthly Period	5.7021%
v.	Three-Month Average	5.7732%
vi.	Four-Month Average	5.7554%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	4.3735%
	ii.	Prior Monthly Period	4.7537%
	iii.	Two Months Prior Monthly Period	4.6381%
	iv.	Three Months Prior Monthly Period	4.4910%
	v.	Three-Month Average	4.5884%
	vi.	Four-Month Average	4.5641%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.5434%
	ii.	Prior Monthly Period	4.9113%
	iii.	Two Months Prior Monthly Period	4.8028%
	iv.	Three Months Prior Monthly Period	4.6517%
	v.	Three-Month Average	4.7525%
	vi.	Four-Month Average	4.7273%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)	16.7598%

h.	Default Amount for Defaulted Accounts	59,992,542.10

i.	Recovery Amount	10,621,165.77

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)	49,371,376.33

k.	Number of Accounts Charged Off	33,616

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)	1,468.69

m.	Collections
	i.	Total Trust Finance Charge Collections	272,336,821.71
	ii.	Total Trust Principal Collections	1,756,268,747.18
	iii.	Total Trust Collections	2,028,605,568.89

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	274,471	1.5676%	405,964,865.60	3.0477%
	ii.	30-59 Days Delinquent	67,330	0.3845%	130,025,047.82	0.9761%
	iii.	60-89 Days Delinquent	40,657	0.2322%	92,800,934.46	0.6967%
	iv.	90-119 Days Delinquent	30,359	0.1734%	75,155,813.52	0.5642%
	v.	120-149 Days Delinquent	25,228	0.1441%	65,665,994.91	0.4930%
	vi.	150-179 Days Delinquent	20,414	0.1166%	54,505,449.44	0.4092%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	458,459	2.6185%	824,118,105.75	6.1869%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	20.5380%
	ii.	Prior Monthly Period	20.2790%
	iii.	Two Months Prior Monthly Period	20.4737%
	iv.	Three-Month Average	20.4302%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	2.9990%
	ii.	Prior Monthly Period	2.9902%
	iii.	Two Months Prior Monthly Period	2.9759%
	iv.	Three-Month Average	2.9884%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	17.5389%
	ii.	Prior Monthly Period	17.2888%
	iii.	Two Months Prior Monthly Period	17.4978%
	iv.	Quarterly Excess Spread Percentage	17.4419%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	0.793118

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	0.793118

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	1.236173

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	1.236173

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	1.961173

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	1.961173

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance	400,000,000.00
b.	Class B Note Initial Principal Balance	57,704,918.00
c.	Class C Note Initial Principal Balance	38,032,786.00
d.	Initial Excess Collateral Amount (As of Payment Date)	79,801,865.00
e.	Initial Collateral Amount (As of Payment Date)	575,539,569.00

f.	Class A Note Principal Balance

i.	Beginning of Interest Period	400,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	400,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	57,704,918.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	57,704,918.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	38,032,786.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	38,032,786.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period	79,801,865.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	79,801,865.00

j.	Collateral Amount
	i.	Beginning of Interest Period	575,539,569.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	575,539,569.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	4.4789%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount (As of Payment Date)		79,801,865.00

VII. Investor Charge-Offs and Reallocated Principal Collections

(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		575,539,569.00
b.	Allocation Percentage Numerator - for Principal Collections		575,539,569.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	13,039,854,952.13
	ii.	Number of Days at Balance	0
	iii.	Aggregate Principal Receivables Balance on Reset Date 1	13,027,505,947.57
	iv.	Number of Days at Balance	30
	v.	Average Principal Balance	13,027,505,947.57

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		12,047,665,205.09

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		12,047,665,205.09

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)		4.4179%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)		4.4179%

h.	Series Allocation Percentage		4.7772%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	272,336,821.71	12,031,514.03
b.	Recoveries	10,621,165.77	469,230.35
c.	Principal Collections	1,756,268,747.18	77,589,845.72
d.	Default Amount	59,992,542.10	2,650,398.53
e.	Dilution	97,825,947.85	4,321,832.96
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	99,672,558.37

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	12,031,514.03
	ii.	Excess Finance Charge Collections allocable to Series 2012-3	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	469,230.35
i.	Available Finance Charge Collections (Sum of h.i through h.vii)		12,500,744.38
j.	Total Collections (c.Series + i.)		90,090,590.10
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		463,186.00

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		12,500,744.38

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	16.72

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	959,232.62
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	959,232.62

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	317,247.11
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	71,333.28
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	74,588.89
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	2,650,398.53
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		2,478,688.52

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		5,949,238.71
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in	0.00
		accordance with Section 4.4(c) of the Indenture to the extent not paid in full
		from Available Principal Collections (calculated without regard to amounts
		available to be treated as Available Principal Collections pursuant to this
		clause), second, to pay on a pari passu basis any amounts owed to such
		Persons listed in clause (a)(i) above that have been allocated to Series 2012_3
		in accordance with Section 8.4(d) of the Indenture and that have not been
		paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts
		remaining after payment in full of the Monthly Principal and amounts owed to
		such Persons listed in clause (a)(i) above shall be paid to the Issuer.

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	164,525,806.19
b.	Finance Charge Shortfall for Series 2012-3	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2012-3	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			77,589,845.72
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			2,650,398.53
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			80,240,244.25
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		80,240,244.25
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		80,240,244.25
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2012-3)		1,679,654,447.45
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2012-3 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		2.00
b.	Controlled Accumulation Amount		0.00
c.	Controlled Deposit Amount		0.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)	11/15/2016
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	2,478,688.52
c.	Beginning Available Reserve Account Amount	0.00
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	2,478,688.52
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	2,478,688.52

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	802,451,387.78
	ii.	Minimum Free Equity Amount	706,756,412.61
	iii.	Excess Free Equity Amount	95,694,975.17

b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	12,850,116,592.87
	ii.	Required Principal Balance	12,047,665,205.09
	iii.	Excess Principal Balance	802,451,387.78

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	20.4302%
	ii.	Three month Average Base Rate	2.9884%
	iii.	Three month Average Excess Spread	17.4419%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment		No
	Date
	i.	Expected Principal Payment Date	03/15/2017
	ii.	Current Payment Date	11/15/2016

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?	No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h.	Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 9th day of November 2016.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

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